SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Dividend Declared 2024 Q1 [Member] [Member] $ / shares in Units, $ in Millions	Feb. 29, 2024 USD ($) $ / shares
Dividends [Abstract]
Dividend declare date	Feb. 29, 2024
Dividend declared (in dollars per share) | $ / shares	$ 0.12
Dividend paid | $	$ 25.1
Dividend paid date	Apr. 10, 2024